IFRS 7 Disclosures - Variable Annuity and Segregated Fund Guarantees, Net of Reinsurance (Parenthetical) (Detail) $ in Millions, $ in Millions	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Amount at risk net of reinsurance	$ 6,520		$ 6,690
U.S. [member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Amount at risk net of reinsurance		$ 4,182		$ 3,995
Canada [member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Amount at risk net of reinsurance	$ 964		$ 1,178
Japan [Member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Amount at risk net of reinsurance		71		104
Asia [member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Amount at risk net of reinsurance		$ 111		$ 145